Share-Based Payments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Share-Based Payments
27.	Share-Based Payments
The Group has stock option incentive plans for directors and employees.

(1)	Stock Option Plan
For the stock options granted during the years ended December 31, 2013, 2014, and 2015, each stock option represents the right to purchase 500 common shares at a fixed price for a defined period of time. For the stock options granted during the year ended December 31, 2017, each stock option represents the right to purchase 100 common shares at a fixed price for a defined period of time.
The exercise price of stock options per share that were granted during the years ended December 31, 2013 is 344 yen, whereas that of those options, which were granted during the years ended December 31, 2014 and 2015 is 1,320 yen per share. The exercise price of stock options per share, which were granted during the year ended December 31, 2017, is 4,206 yen.
During the year ended December 31, 2019, the Company has granted 47,028 of stock options equivalent to 4,702,800 of common shares. The exercise price of stock options per share, which were granted during the year ended December 31, 2019 was 3,500 yen per share.
The fair value of stock options granted during the years ended December 31, 2013, 2014, 2015, and 2017 is determined using the Black-Scholes model, and the fair value of stock options granted during the year ended December 31, 2019 is determined using the binomial option pricing model.
Stock options granted during the years ended December 31, 2013, 2014 and 2015 vested two years after the grant date and are exercisable for a period of eight years from the vesting date. Stock options granted during the year ended December 31, 2017 vest 25% of such stock options per year from the grant date and are exercisable from the vesting date until July 18, 2027.
Stock options granted during the year ended December 31, 2019 are exercisable from the vesting date until July 8, 2029, where 20%, 30% and 50% of the stock options will be vested after three years, four years and five years from the grant date, respectively.
Conditions for vesting and exercising the stock options granted during the years ended December 31, 2013, 2014, 2015 and 2017, as well as the 23rd series of stock acquisition rights (“the 23rd stock option”) and 24th series of stock acquisition rights (“the 24th stock option”) granted during December 31, 2019, require that those who received the allotment of stock options continue to be employed by the Group from the grant date to the vesting date, and from the grant date to the exercise date, respectively, unless otherwise permitted by the board of directors.

Conditions for vesting and exercising the 22nd series of stock acquisition rights (“the 22nd stock option”) granted during the year ended December 31, 2019 require that those who received the allotment of stock options continue to be directors of the Group from the grant date to the vesting date, and from the grant date to the exercise date, respectively, unless otherwise permitted by the board of directors. When the Company’s common stock price meets the requirements in (i) to (iii) below, the stock option holder may exercise his/her rights up to the number of units listed in the following items:
(i) If, on any day from the day exactly three years after the grant date until the day exactly six years after the grant date, the average closing price in ordinary trading of the Company’s common shares on the Tokyo Stock Exchange during the ten-business-day
period immediately preceding that day (excluding the day on which no ordinary trading of the Company’s common shares is executed; the same applies to the items in this paragraph) exceeds 7,518 yen (the “Standard Stock Price”): 20% of the total number of the stock acquisition rights.
(ii) If, on any day from the day exactly four years after the grant date until the day exactly seven years after the grant date, the average closing price in ordinary trading of the company’s common shares on the Tokyo Stock Exchange during the ten-business-day
period immediately preceding that day (including the day itself) exceeds the Standard Stock Price: 30% of the total number of the stock acquisition rights.
(iii) If, on any day from the day exactly five years after the grant date until the day exactly eight years after the grant date, the average closing price in ordinary trading of the Company’s common shares on the Tokyo Stock Exchange during the ten-business-day
period immediately preceding that day (including the day itself) exceeds the Standard Stock Price: 50% of the number of the stock acquisition rights.
Refer to Note 4 Significant Accounting Judgment, Estimates and Assumptions (f) for more details on the valuation methodology of stock options, and the assumptions used in such valuation.
There were no cancellations or modifications to the awards in 2017, 2018 and 2019.

i.	Movements during the years ended December 31, 2017, 2018 and 2019
The following table illustrates the number and weighted average exercise prices (“WAEP”) of, and movements in, outstanding stock options on a per-common-share
basis during the year:

	2017
	Common Stock Options
	Number (shares)	WAEP (yen per share)
Outstanding at January 1	22,911,500	653
Granted during the year	2,386,000	4,206
Forfeited during the year	(7,000)	1,320
Exercised during the year (1)	(19,713,500)	583
Expired during the year	—	—

Outstanding at December 31	5,577,000	2,421

Exercisable at December 31	3,191,000	1,086

	2018
	Common Stock Options
	Number (shares)	WAEP (yen per share)
Outstanding at January 1	5,577,000	2,421
Granted during the year	—	—
Forfeited during the year (2)	(983,200)	4,178
Exercised during the year (1)	(855,500)	1,171
Expired during the year	—	—

Outstanding at December 31	3,738,300	2,245

Exercisable at December 31	2,701,400	1,492

	2019
	Common Stock Options
	Number (shares)	WAEP (yen per share)
Outstanding at January 1	3,738,300	2,245
Granted during the year	4,702,800	3,500
Forfeited during the year (2)	(152,300)	4,021
Exercised during the year (1)	(608,500)	942
Expired during the year	—	—

Outstanding at December 31	7,680,300	3,081

Exercisable at December 31	2,376,000	1,960

(1)	The weighted average share price at the date of exercise of these options during the years ended December 31, 2017, 2018 and 2019 were 4,580 yen, 4,245 yen and 3,975 yen, respectively.

(2)	For the year ended December 31, 2018 and 2019, the number of forfeited stock options include 763,300 shares and 120,200 shares, respectively, of revocation due to waiver of rights.

ii.	The exercise price and the number of shares for options outstanding as of December 31, 2017, 2018 and 2019 are as follows:

		Number (Shares)
Grant dates	Exercise price (yen)	December 31, 2017	December 31, 2018	December 31, 2019
December 17, 2013	344	763,500	544,500	309,000
February 8, 2014	1,320	818,000	649,000	502,500
August 9, 2014	1,320	218,000	148,500	116,000
November 1, 2014	1,320	145,000	122,500	109,000
February 4, 2015	1,320	1,246,500	891,500	708,500
July 18, 2017	4,206	2,386,000	1,382,300	1,262,100
July 29, 2019	3,500	—	—	4,673,200

iii.	The weighted average remaining contractual life for the stock options outstanding as of December 31, 2017, 2018 and 2019 was 7.8 years, 6.6 years and 8.1 years, respectively.

iv.	The following tables list the inputs to the models used for deriving the fair value of the stock options granted for the years ended December 31, 2017, 2018 and 2019.

	Grant date	Grant date
	July 18, 2017	July 29, 2019
Dividend yield	0.0%	0.0%
Expected volatility	44.9-45.7%	36.6%
Risk-free interest rate	(0.04)-0.00%	(0.15)%
Expected life of stock options (years)	5.5-7	10
Exercise price (yen)	4,206	3,500
Fair value per common share at the grant date (yen)	3,840	3,500
Model used	Black-Scholes	Binomial option pricing model
During the year ended December 31, 2018, no stock options were granted.
The weighted average fair value of the stock options granted on July 29, 2019 was 1,287 yen on a per-common
share basis.
The expected volatility was derived from the daily volatility of the share price over a period from the listing date of the Company to the grant date, and such volatility is assumed to be indicative of future trends, which may not necessarily be the actual outcome.
For the 24th stock option, effects of early exercise was incorporated into the fair value measurement based on the expected employee turnover (annual turnover rate 9.25%) as grantees are the employees of the Group.
The 22nd stock option was subject to the stock market condition, requiring that the average closing price during a certain period through the ordinary trading for the Company’s common shares should exceed the Standard Stock Price. This stock market condition was incorporated into the fair value measurement of the stock option by using Monte-Carlo simulation along with the unit price of the stock option which was determined using the binominal option pricing model.

v.	The expenses recognized in connection with share-based payments during the years ended December 31, 2017, 2018 and 2019 are shown in the following table:

	(In millions of yen)

	2017	2018	2019
Total expenses arising from equity-settled share-based payment transactions	1,602	559	888

(2)	Equity-settled Employee Stock Ownership Plan (J-ESOP)
The Group has a Group policy, the Regulations on Stock Compensation, which regulates an incentive for the employees in line with the stock price movement and for the purpose of securing excellent human resources and their long-term success.
In accordance with the Regulations on Stock Compensation, the Group has granted points equivalent to 262,069 shares, 26,946 shares, 260,133 shares, 48,651 shares and 161,172 shares to the employees of the Group on July 18, 2017, January 1, 2018, July 20, 2018 January 23, 2019 and July 29, 2019, respectively. The points vest once the employees who received the points satisfy the conditions under the Regulations on the Stock Compensation. As the points vest, the trust grants the Company’s shares equivalent to the number of points, which the trust owns, to the employees of the Company and its domestic subsidiary.
Under the Regulations on Stock Compensation, the employees granted the points on July 18, 2017 are required to be employed by the Group until the vesting dates, which are set between April 1, 2018 and April 1, 2020. The employees granted the points on January 1, 2018 are required to be employed by the Group until the vesting dates, which are set between October 1, 2018 and October 1, 2020 and the employees granted the points on July 20, 2018 are required to be employed by the Group until the vesting dates, which are set between April 1, 2019 and April 1, 2021. The employees granted the points on January 23, 2019 are required to be employed by the Group until the vesting dates, which are set between October 1, 2019 and October 1, 2021. The employees granted the points on July 29, 2019 are required to be employed by the Group until the vesting dates, which are set between April 1, 2020 and April 1, 2022.

i.	Movements during the years ended December 31, 2017, 2018 and 2019
The following table illustrates the movements in outstanding points during the years ended December 31, 2017, 2018 and 2019:

	J-ESOP (Equity-settled)
	Number of points (1)
	2017	2018	2019
Outstanding at January 1	—	251,302	445,401
Granted during the year	262,069	287,079	209,823
Forfeited during the year	(10,767)	(35,091)	(48,662)
Exercised during the year	—	(57,889)	(145,579)
Expired during the year	—	—	(392)

Outstanding at December 31	251,302	445,401	460,591

Exercisable at December 31	—	5,275	8,505

(1)	One point is equal to one share.

ii.
The Group’s
J-ESOP
does not have an exercise price as the employees receive the number of shares equivalent to the points. The weighted average remaining contractual life as of December 31, 2017, 2018 and 2019 was 1.5 years, 1.2 years and 0.9 year, respectively.

iii.
The fair value of the points issued on July 18, 2017, January 1, 2018 and July 20, 2018 were 3,840 yen, 4,865 yen and 5,130 yen, respectively, which were equivalent to the share price of the grant day. The fair value of the points issued on January 23, and July 29, 2019 were 3,905 yen and 3,500 yen, respectively, which were equivalent to the share price of the grant day.

iv.	The expenses recognized in connection with share-based payments during the years ended December 31, 2017, 2018 and 2019 are shown in the following table:

	(In millions of yen)

	2017	2018	2019
Total expenses arising from equity-settled share-based payment transactions	279	827	875

(3)	Cash-settled Employee Stock Ownership Plan (J-ESOP)
In accordance with the Regulations on Stock Compensation, the Group has granted points equivalent to 567,056 shares, 58,660 shares, 543,733 shares, 90,744 shares and 306,452 shares to the employees of the Group on July 18, 2017, on January 1, 2018, on July 20, 2018, January 23, 2019 and July 29, 2019, respectively. The points vest once the employees who received the points satisfy the conditions under the Regulations on the Stock Compensation. As the points vest, the trust sells the shares of the Company, which are equivalent to the number of points in the market and distributes the cash obtained from the transaction to the employees.

Under the Regulations on Stock Compensation, the employees granted the points on July 18, 2017 are required to be employed by the Group until the vesting dates, which are set between April 1, 2018 and April 1, 2020. The employees granted the points on January 1, 2018 are required to be employed by the Group until the vesting dates, which are set between October 1, 2018 and October 1, 2020. The employees granted the points on July 20, 2018 are required to be employed by the Group until the vesting dates, which are set between April 1, 2019 and April 1, 2021. The employees granted the points on January 23, 2019 are required to be employed by the Group until the vesting dates, which are set between October 1, 2019 and October 1, 2021. The employees granted the points on July 29, 2019 are required to be employed by the Group until the vesting dates, which are set between April 1, 2020 and April 1, 2022.

i.	Movements during the years ended December 31, 2017, 2018 and 2019
The following table illustrates the movements in outstanding points during the years ended December 31, 2017, 2018 and 2019:

	J-ESOP (Cash-settled)
	Number of points (1)
	2017	2018	2019
Outstanding at January 1	—	533,502	890,624
Granted during the year	567,056	602,393	397,196
Forfeited during the year	(33,554)	(101,430)	(94,297)
Exercised during the year	—	(143,841)	(305,760)
Expired during the year	—	—	(176)

Outstanding at December 31	533,502	890,624	887,587

Exercisable at December 31,	—	2,373	3,840

(1)	One point is equal to one share.

ii.
The Group’s
J-ESOP
does not have an exercise price as the employees receive the amount of cash equivalent to the points. The weighted average remaining contractual life as of December 31, 2017, 2018 and 2019 was 1.5 years, 1.2 years and 0.9 year, respectively.

iii.
The fair value of the points granted on July 18, 2017 as of the grant date and the measurement date were the share price as of the grant date of 3,840 yen and the share price of December 31, 2017 of 4,595 yen, respectively. The fair value of the points granted on January 1, 2018 and July 20, 2018 as of the grant date were the share price of the grand date of 4,865 yen and 5,130 yen, respectively. The fair value as of the measurement date was the share price as of December 31, 2018 of 3,775 yen for all of the points granted on the aforementioned dates. The fair value of the points granted on January 23, 2019 and July 29, 2019 as of the grant date were the share price of the grand date of 3,905 yen and 3,500 yen, respectively. The fair value as of the measurement date was the share price as of December 31, 2019 of 5,350 yen for all of the points granted on the aforementioned dates.

iv.	The expenses recognized in connection with share-based payments during the years ended December 31, 2017, 2018 and 2019 are shown in the following table:

	(In millions of yen)
	2017	2018	2019
Total expenses arising from cash-settled share-based payment transactions	805	1,142	2,486

v.
The Group has recognized current liabilities of 758 million yen and 1,849 million yen as of December 31, 2018 and 2019, respectively, and non-current
liabilities of 669 million yen and 774 million yen as of December 31, 2018 and 2019, respectively.

vi.	The amount of the liabilities fixed as of December 31, 2018 and 2019 amounted to 12 million yen and 11 million yen, respectively.